Related Party Transactions	6 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 9 – RELATED PARTY TRANSACTIONS

Details of transactions between the Corporation and related parties are disclosed below.

The following entities have been identified as related parties:

●	Warren Sheppard - President and Director

●	Javathyme, Inc - Wholly owned subsidiary

●	Instacash (Pty) Ltd and Instacash Trust - 80 percent owned subsidiary

●	Five Arrows Limited - Common director

●	New World Distilleries - Common director

●	Vincent Appo – Operations Manager, Director & 10% shareholder of subsidiary, Aqua Mining

●	Hancore Pty Ltd – Director, 100% shareholder

The following transactions were carried out with related parties:

	March 31, 2015	September 30, 2014	September 30, 2013

Loan from related party - unsecured loan (a)	$512,723	$339,920	$-
Convertible loans (b)	184,166	366,816	-
Loan from related party	$696,889	$706,736	$-

(a) From time to time, the president and stockholder of the Company provides advances to the Company for its working capital purposes. These advances bear no interest and are due on demand.

(b) See Note 6 for details of Convertible notes.